Operating lease commitments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Future Minimum Rentals Payable under Non-Cancellable Operating Leases

Future minimum rentals payable under non-cancellable operating leases as of December 31, 2018 are as follows:

December 31, 2018
Within one year	2,049
After one year but not more than five years	7,991
More than five years	50,871

Total rentals payable	60,911